VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$ (Note 3)
Total assets	223,569,019	181,085,582	29,913,207
Total liabilities	233,201,710	248,360,907	41,026,299

	December 31, 2011	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	RMB	US$ (Note 3)
Revenue	103,128,242	146,100,548	86,574,297	14,301,055
Net loss	(44,008,489)	(163,422,412)	(201,412,786)	(33,271,022)